Deferred gains (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Deferred Gains

	2018	2017
At January 1	13	64
Income deferred	-	1
Disposals	-	-
Release to income statement	(1)	(5)
Net exchange differences	-	(2)
Transfers to disposal groups	-	(45)
At December 31	12	13